Revenue (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customers [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Performance obligations unsatisfied [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations		£ 3,844,532	£ 5,823,192
Revenue estimated term	6 years